Discontinued operations and assets and liabilities of disposal groups	12 Months Ended
Dec. 31, 2021
Discontinued operations and assets and liabilities of disposal groups
Discontinued operations and assets and liabilities of disposal groups

8 Discontinued operations and assets and liabilities of disposal groups

Discontinued operations are reported separately on the income statement to allow users to distinguish the profits and cash flows from continuing operations from those activities that are subject to disposal.

Assets and liabilities which we intend to dispose of in a single transaction are also presented separately on the balance sheet.

For accounting policy information see Accounting policies note 3.

This note sets out the profit/(loss) from the discontinued operations (represented for comparative periods), the assets and liabilities of the disposal group and the operating cash flows attributable to the discontinued operations.

Two legally binding agreements for the sale of UBIDAC business were announced in 2021 as part of the phased withdrawal from the Republic of Ireland:

On 28 June 2021 we announced it had agreed a binding sale agreement with Allied Irish Banks, p.l.c. for the transfer of c.€4.2 billion (plus up to €2.8 billion of undrawn exposures), of performing commercial loans as well as c.280 colleagues that are wholly or mainly assigned to supporting that part of the business, with the final number of roles to be confirmed as the deal completes. The sale, subject to Competition and Consumer Protection Commission (CCPC) approval, is expected to be completed in a series of transactions during 2022 and Q1 2023.

On the 17 December 2021 we signed a legally binding agreement with Permanent TSB p.l.c. The proposed sale will include performing non-tracker mortgages, the performing loans in the micro-SME business; the UBIDAC Asset Finance business, including its Lombard digital platform, and a subset of Ulster Bank branch locations in the Republic of Ireland. The majority of loans are expected to transfer by Q4 2022. As part of the transaction it is anticipated that c.450 colleagues will have the right to transfer under the TUPE regulations with the final number of roles to be confirmed as the deal completes.

The business activities relating to these sales that meet the requirements of IFRS 5 are presented as a discontinued operation and as a disposal group at 31 December 2021. The Ulster Bank RoI operating segment continues to be reported separately and reflects the results and balance sheet position of its continuing operations.

(a) Profit from discontinued operations, net of tax

	2021	2020	2019
	£m	£m	£m

Interest receivable	260	273	248
Net interest income	260	273	248
Non-interest income	9	15	18
Total income	269	288	266
Operating expenses	(47)	(47)	(45)
Profit before impairment losses	222	241	221
Impairment releases/(losses)	57	(111)	28
Operating profit before tax	279	130	249
Tax (charge)/credit	(3)	(9)	7
Profit from discontinued operations, net of tax	276	121	256

(b) Assets and liabilities of disposal groups

2021
£m
Assets of disposal groups
Loans to customers - amortised cost	9,002
Derivatives	5
Other assets	8
9,015
Liabilities of disposal groups
Other liabilities	5
5

Net assets of disposal groups	9,010

(c) Operating cash flows attributable to discontinued operations

	2021	2020	2019
	£m	£m	£m
Net cash flows from operating activities	1,290	(895)	(3,909)
Net increase/(decrease) in cash and cash equivalents	1,290	(895)	(3,909)